Restatement of Prior Period Financial Statements (Details 2) - USD ($)		3 Months Ended				9 Months Ended				12 Months Ended
		Dec. 31, 2016	Dec. 01, 2016	Dec. 31, 2015		Dec. 31, 2016		Dec. 31, 2015		Mar. 31, 2016		Mar. 31, 2015
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			$ 6,072	$ 984		$ 18,043		$ 2,787		$ 6,336		$ 3,048
Common stock issued for services						1,031,252		967,813		856,500		971,461
Warrants issued for compensation												2,600,080
Equity in earnings of affiliate		$ (69,163)		(188,178)		(132,832)		(268,090)		(410,553)		(278,962)
Changes in operating assets and liabilities:
Increase (Decrease) in Other Current Assets								31,750
(Increase)/Decrease in prepaid expenses						3,055		810		(15,185)		265,068
Increase Decrease In Service Payable Related Parties												166,660
Net cash used in operating activities						(2,580,500)		(1,918,393)		(2,999,941)		(947,754)
Cash Flows from Investing Activities:
Purchases of fixed assets						(18,953)				(58,013)		(5,322)
Note receivable, related party										(281,418)		494,750
Net cash used in investing activities						2,163,321				(223,406)		(500,072)
Cash Flows from Financing Activities
Advances from (repayments to) related parties						(450,000)		(439,500)				(300,000)
Proceeds from notes payable, related party						820,100		1,924,000		1,959,000		625,000
Proceeds from Warrant Exercises						26,293		6,813
Proceeds from issuance of common stock						1,375,000		612,500		618,314		854,500
Net cash provided by financing activities						2,478,769		2,075,787		2,777,314		1,179,500
Net Increase/(Decrease) in cash						2,061,590		157,394		777		(268,326)
Cash, beginning of period						36,898		36,121		36,121		304,446
Cash, end of period		$ 2,098,488		193,515		2,098,488		193,515		36,898		36,121
Originally Filed [Member]
Cash Flows from Operating Activities:
Net loss				(567,964)				(3,148,787)				(5,153,967)	[1]
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization								105,141,000				173,785	[1]
Common stock issued for services								998,125,000				934,795	[1]
Warrants issued for compensation												2,600,080	[1]
Equity in earnings of affiliate					[1]				[2]				[2]
Changes in operating assets and liabilities:
Increase (Decrease) in Other Current Assets								159,719				(40,789)	[1]
(Increase)/Decrease in prepaid expenses								134,472				300,115	[1]
(Increase)/Decrease in note receivable - related party								152,415				38,757	[1]
Increase Decrease In Service Payable Related Parties	[1]											138,882
Decrease/(Increase) in current liabilities, net								38,373				828,551	[1]
Net cash used in operating activities								(1,560,542)				(179,791)
Cash Flows from Investing Activities:
Purchases of fixed assets								(61,396)				(70,250)	[1]
Note receivable, related party	[1]											85,608
Net cash used in investing activities								61,396				15,358
Cash Flows from Financing Activities
Advances from (repayments to) related parties								(28,026)				(500,000)	[1]
Proceeds from notes payable, related party								1,924,000				445,185	[1]
Proceeds from Warrant Exercises								6,813
Proceeds from issuance of common stock								612,500				854,500
Repayment of note payable, related party								(439,500)
Net cash provided by financing activities								2,075,787				391,978
Dividends paid	[1]											(407,707)
Effect of exchange rate changes on cash								(6,246)				(91,802)
Net Increase/(Decrease) in cash								447,603				135,743
Cash, beginning of period						866,951	[1]	731,208		731,208
Cash, end of period				1,314,553				1,314,553		866,951	[1]	731,208
Effective Of Deconsolidation Of OCHL[Member]
Cash Flows from Operating Activities:
Net loss				65,396				(79,989)		(734,670)	[1]
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization								(102,354)		(170,737)	[1]
Common stock issued for services								(30,312)		36,666	[1]
Warrants issued for compensation											[1]
Equity in earnings of affiliate					[1]				[2]		[2]
Changes in operating assets and liabilities:
Increase (Decrease) in Other Current Assets								(191,469)		40,789	[1]
(Increase)/Decrease in prepaid expenses								(133,662)		(35,047)	[1]
(Increase)/Decrease in note receivable - related party								(152,415)		62,588	[1]
Increase Decrease In Service Payable Related Parties	[1]									27,778
Decrease/(Increase) in current liabilities, net								332,350		4,670	[1]
Net cash used in operating activities								(89,761)		(489,001)
Cash Flows from Investing Activities:
Purchases of fixed assets								61,396		64,928	[1]
Note receivable, related party	[1]									(580,358)
Net cash used in investing activities								61,396		(515,430)
Cash Flows from Financing Activities
Advances from (repayments to) related parties										200,000	[1]
Proceeds from notes payable, related party										179,815	[1]
Proceeds from Warrant Exercises
Proceeds from issuance of common stock
Repayment of note payable, related party
Net cash provided by financing activities										787,522
Dividends paid	[1]									407,707
Effect of exchange rate changes on cash								(6,246)		(91,802)
Net Increase/(Decrease) in cash								(22,119)		(216,909)
Cash, beginning of period						(830,830)	[1]	(830,829)		(830,829)
Cash, end of period				(852,948)				(852,948)		(830,830)	[1]	(830,829)
Equity Treatment, Invesment in OCHL [Member]
Cash Flows from Operating Activities:
Net loss				188,178				268,090		(278,962)	[1]
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization											[1]
Common stock issued for services											[1]
Warrants issued for compensation											[1]
Equity in earnings of affiliate				(188,178)	[1]			(268,090)	[2]	278,962	[2]
Changes in operating assets and liabilities:
Increase (Decrease) in Other Current Assets											[1]
(Increase)/Decrease in prepaid expenses											[1]
(Increase)/Decrease in note receivable - related party											[1]
Decrease/(Increase) in current liabilities, net											[1]
Net cash used in operating activities										(278,962)
Cash Flows from Investing Activities:
Purchases of fixed assets											[1]
Note receivable, related party	[1]
Net cash used in investing activities
Cash Flows from Financing Activities
Advances from (repayments to) related parties											[1]
Proceeds from notes payable, related party											[1]
Proceeds from Warrant Exercises
Proceeds from issuance of common stock
Repayment of note payable, related party
Net cash provided by financing activities
Dividends paid	[1]
Effect of exchange rate changes on cash
Net Increase/(Decrease) in cash								(268,090)		(278,962)
Cash, beginning of period	[1]
Cash, end of period				(268,090)				(268,090)			[1]
As Restated [Member]
Cash Flows from Operating Activities:
Net loss				(314,390)				(2,960,686)		(5,609,675)	[1]
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization								2,787		3,048	[1]
Common stock issued for services								967,813		971,461	[1]
Warrants issued for compensation										2,600,080	[1]
Equity in earnings of affiliate				(188,178)	[1]			(268,090)	[2]	278,962	[2]
Changes in operating assets and liabilities:
Increase (Decrease) in Other Current Assets								(31,750)			[1]
(Increase)/Decrease in prepaid expenses								810,000		265,068	[1]
(Increase)/Decrease in note receivable - related party										101,345	[1]
Increase Decrease In Service Payable Related Parties	[1]									166,660
Decrease/(Increase) in current liabilities, net								370,723		833,221	[1]
Net cash used in operating activities								(1,918,393)		(947,754)
Cash Flows from Investing Activities:
Purchases of fixed assets										(5,322)	[1]
Note receivable, related party	[1]									(494,750)
Net cash used in investing activities										(500,072)
Cash Flows from Financing Activities
Advances from (repayments to) related parties								(28,026)		(300,000)	[1]
Proceeds from notes payable, related party								1,924,000		625,000	[1]
Proceeds from Warrant Exercises								6,813
Proceeds from issuance of common stock								612,500		854,500
Repayment of note payable, related party								(439,500)
Net cash provided by financing activities								2,075,787		1,179,500
Dividends paid	[1]
Effect of exchange rate changes on cash
Net Increase/(Decrease) in cash								157,394,000		(268,326)
Cash, beginning of period						$ 36,120	[1]	304,446		304,446
Cash, end of period				$ 193,515				$ 193,515		$ 36,120	[1]	$ 304,446

[1]	To remove balances of previously consolidated investment.
[2]	To reflect investment in KoKo under equity method.